Securitizations and Variable Interest Entities, Residential MSRs - Assumptions at Securitization Date (Details) - Residential mortgage servicing rights [Member] - $ / loan	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Prepayment rate	16.80%	12.40%	13.70%
Discount rate	9.70%	8.00%	5.90%
Cost to service ($ per loan)	178	110	91